Provision for reclamation liabilities (Details) - Schedule of provision for reclamation liabilities - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018
Schedule of provision for reclamation liabilities [Abstract]
Beginning of the period	$ 8,069	$ 2,481
Revised Johnny Mountain Mine closure		7,439
Disbursements	(1,325)	(2,022)
Accretion	121	169
End of the period	6,865	8,069
Provision for reclamation liabilities - current			$ 1,860	$ 955
Provision for reclamation liabilities - long-term			5,005	7,114
Total	$ 6,865	$ 2,481	$ 6,865	$ 8,069